SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2022	Nov. 28, 2021	Nov. 14, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Jan. 01, 2022	Oct. 31, 2021	Jul. 31, 2021	Sep. 30, 2021
Lender [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares				$ 9,000	$ 7,449	$ 10,100	$ 14,600		$ 69,449	$ 232,057
Conversion of common stock				3,743,590	2,979,564	3,740,741	3,743,590		30,198,755	22,187,901
Subsequent Event [Member] | GENBIO Inc [Member]
Subsequent Event [Line Items]
Number of shares issued		2,036,188
Ownership interest		19.99%
Subsequent Event [Member] | The Agrarian Group, LLC [Member]
Subsequent Event [Line Items]
Number of shares issued	1,242,000							1,242,000
Ownership interest	19.99%							19.99%
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	99,868	99,868
Shares issued for services			2,000
OTC Watch LLC [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Acquisition percentage											100.00%